Loans Due to Third Parties (Details)	6 Months Ended
Dec. 31, 2025 USD ($)
Loans Due to Third Parties [Line Items]
Promissory notes	$ 3,125,000
Aggregate principal amount	3,125,000
Outstanding aggregate principal	1,625,000
Third-party creditors [Member]
Loans Due to Third Parties [Line Items]
Promissory notes	1,625,000
Mr. Chunyi Hao [Member]
Loans Due to Third Parties [Line Items]
Promissory notes	1,500,000
Outstanding aggregate principal	$ 1,300,000